United States
Securities and Exchange Commission
Washington, D.C.  20549

						Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 09/30/03

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     November 10, 2003

Report Type (Check Only One.):
[x]  		13F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Entry Total: 127,247
					        (Thousands)
















      Form 13F Information Table





















TITLE OF

VALUE
 SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY

NAME OF ISSUER
CLASS
CUSIP
(x$1000)
 PRN AMT
PR  CALL
DSCRETN
MNGS
SOLE SHARED NONE











A F L A C Inc.
com
001055 10 2
    3,554
   97,418
sh
sole
none
x

Abbott Laboratories
com
002824 10 0
    1,237
   29,015
sh
sole
none
x

Alberto Culver A
cl a
013068 20 0
    2,196
   34,650
sh
sole
none
x

American International Group
com
026874 10 7
    1,000
   16,440
sh
sole
none
x

American Italian Pasta Co
com
027070 10 1
    1,250
   32,695
sh
sole
none
x

Artesian Resources Corp.
cl a
043113 20 8
    1,065
   39,811
sh
sole
none
x

Automatic Data Processing
com
053015 10 3
    2,106
   55,798
sh
sole
none
x

BP plc
com
055622 10 4
    1,152
   27,184
sh
sole
none
x

Belden Inc
com
077459 10 5
      593
   31,647
sh
sole
none
x

BellSouth Corp.
com
079860 10 2
      557
   21,152
sh
sole
none
x

Black & Decker Corp
com
091797 10 0
    3,072
   64,250
sh
sole
none
x

Boeing Co.
com
097023 10 5
    2,341
   60,820
sh
sole
none
x

Bristol Myers Squibb Co.
com
110122 10 8
      901
   35,513
sh
sole
none
x

CIGNA Corporation
com
125509 10 9
      797
   13,971
sh
sole
none
x

CMS Energy Corp
com
125896 10 0
      355
   43,780
sh
sole
none
x

Citigroup Inc.
com
172967 10 1
      265
    5,584
sh
sole
none
x

Colgate Palmolive
com
194162 10 3
    1,330
   25,010
sh
sole
none
x

Cooper Industries Inc.
cl a
G24182 10 0
    3,426
   64,770
sh
sole
none
x

D.R. Horton Inc.
com
23331A 10 9
    3,706
   93,116
sh
sole
none
x

Dean Foods Company
com
242370 10 4
    2,884
   95,327
sh
sole
none
x

Delphi Automotive System
com
247126 10 5
      579
   65,079
sh
sole
none
x

Delta Airlines
com
247361 10 8
      208
   15,947
sh
sole
none
x

DuPont
com
263534 10 9
    2,878
   71,238
sh
sole
none
x

Enerplus Resources Fund
com
29274D 60 4
    2,281
   84,300
sh
sole
none
x

Exxon Mobil Corp.
com
30231G 10 2
    4,116
  112,519
sh
sole
none
x

FedEx Corporation
com
31428X 10 6
    5,755
   75,965
sh
sole
none
x

First American Corporation
com
318522 30 7
    2,101
   73,340
sh
sole
none
x

Fortune Brands Inc.
adr
349631 10 1
    2,392
   36,712
sh
sole
none
x

General Electric Co.
com
369604 10 3
    3,857
  132,962
sh
sole
none
x

General Growth Properties
com
370021 10 7
    3,934
   51,420
sh
sole
none
x

General Mills Inc.
com
370334 10 4
    1,215
   27,100
sh
sole
none
x

General Motors
com
370442 10 5
    1,598
   37,462
sh
sole
none
x

Gillette Co.
com
375766 10 2
    1,049
   32,885
sh
sole
none
x

GlaxoSmithKline ADR
com
37733W 10 5
    1,202
   27,760
sh
sole
none
x

Goodrich Co.
com
382388 10 6
    2,528
   91,530
sh
sole
none
x

Heinz
com
423074 10 3
      791
   22,390
sh
sole
none
x

Hershey Foods
com
427866 10 8
      501
    6,504
sh
sole
none
x

Home Depot, Inc.
com
437076 10 2
    2,994
   80,767
sh
sole
none
x

Intel
com
458140 10 0
      380
   11,497
sh
sole
none
x

IBM
com
459200 10 1
    3,516
   39,295
sh
sole
none
x

J P Morgan Chase & Co.
com
46625h 10 0
    1,986
   55,331
sh
sole
none
x

Johnson & Johnson, Inc.
com
478160 10 4
    2,390
   47,486
sh
sole
none
x

Keyspan Corp
com
49337w 10 0
      606
   17,338
sh
sole
none
x

McDonalds Corp.
com
580135 10 1
      542
   21,675
sh
sole
none
x

Medtronics
com
585055 10 6
    1,950
   42,794
sh
sole
none
x

Merck & Co.
com
589331 10 7
    2,460
   55,587
sh
sole
none
x

Microsoft
com
594918 10 4
      283
   10,807
sh
sole
none
x

NiSource Inc.
com
65473P 10 5
      987
   47,664
sh
sole
none
x

Pepsico
com
713448 10 8
    2,777
   58,074
sh
sole
none
x

Pfizer
com
717081 10 3
    2,278
   72,089
sh
sole
none
x

Philadelphia Suburban Corp.
com
718009 60 8
    1,498
   63,420
sh
sole
none
x

Pitney-Bowes
com
724479 10 0
    1,093
   26,591
sh
sole
none
x

Proctor & Gamble
com
742718 10 9
    1,416
   14,411
sh
sole
none
x

RPM Inc.
com
749685 10 3
    1,428
   98,839
sh
sole
none
x

Radian Group
com
750236 10 1
      445
    8,415
sh
sole
none
x

Robert Mondavi
com
609200 10 0
      969
   27,635
sh
sole
none
x

Royal Dutch Petroleum
ny reg
780257 80 4
      524
   11,800
sh
sole
none
x

SBC Communications
com
78387G 10 3
      224
    9,343
sh
sole
none
x

Safeway Inc.
com new
786514 20 8
      693
   32,840
sh
sole
none
x

Sara Lee
com
803111 10 3
1407
   70,618
sh
sole
none
x

South Jersey Industries
com
838518 10 8
2785
   73,430
sh
sole
none
x

Textron Inc.
com
883203 10 1
1393
   28,035
sh
sole
none
x

UGI Corp
com
902681 10 5
1540
   50,010
sh
sole
none
x

Unisys Corp
com
909214 10 8
933
   60,740
sh
sole
none
x

United Mobil Home
com
911024 10 7
1507
   91,900
sh
sole
none
x

Valley National Bancorp
com
919794 10 7
    2,747
   93,909
sh
sole
none
x

Verizon Communications
com
92343V 10 4
2689
   80,032
sh
sole
none
x

Viacom Inc. - Class B
cl b
925524 30 8
    4,374
  109,702
sh
sole
none
x

Vishay Intertechnology
com
928298 10 8
272
   14,510
sh
sole
none
x

Washington Real Estate
sh ben
int
939653 10 1
    3,001
  101,372
sh
sole
none
x

Xerox Corp.
com
984121 10 3
166.11
   15,820
sh
sole
none
x

Ishares Treasury Bonds
1-3 yr
trs bd
464287 45 7
    2,220
   26,975
sh
sole
none
x